Right-of-Use Assets and Leases - ROU assets within Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Leases
Property, plant and equipment, net - excluding ROU assets	$ 63,982	$ 59,778
Right-of-use assets	3,668	2,876
Property, plant and equipment, net - including ROU assets	$ 67,650	$ 62,654